Simple Agreement for Future Equity (“Safe”) Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Derivative, Fair Value, Net [Abstract]
Schedule of Reconciliation of Liabilities Measured at Fair Value	The following table provides a reconciliation of liabilities measured at fair value:

Amount
Balance as at December 31, 2025	$6,406,878
Receipt of SAFE proceeds	2,500,000
Change in fair value of SAFEs	2,276,199
Conversion of SAFEs to Company Class A Ordinary Shares	(11,183,077)
Balance as at June 30, 2026	$-